RECLAMATION AND REMEDIATION LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reclamation and remediation liability [Line Items]
Undiscounted reclamation obligation	$ 83,300	$ 44,510
Revised estimated costs	$ 480
Bottom of range [Member]
Disclosure of reclamation and remediation liability [Line Items]
Percentage of discounting estimated reclamation and remediation obligation	4.42%	1.72%
Percentage of Inflation rate	2.00%	2.00%
Top of range [Member]
Disclosure of reclamation and remediation liability [Line Items]
Percentage of discounting estimated reclamation and remediation obligation	4.62%	4.03%
Percentage of Inflation rate	2.12%	2.50%